The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.7%
	CORPORATE — 7.8%
160,077	Franklin Liberty Senior Loan ETF	$3,704,614
185,226	iShares Inflation Hedged Corporate Bond ETF	4,808,467
28,509	iShares JP Morgan EM Corporate Bond ETF	1,221,040
381,889	SPDR Portfolio High Yield Bond ETF	8,573,408
		18,307,529
	EMERGING MARKETS — 4.8%
26,212	Columbia EM Core ex-China ETF	663,164
270,410	Schwab Fundamental Emerging Markets Large Co. Index ETF	7,011,731
60,795	Vanguard Emerging Markets Government Bond ETF	3,726,733
		11,401,628
	GLOBAL — 3.9%
37,821	iShares Global 100 ETF	2,423,191
132,511	LibertyQ Global Dividend ETF	4,209,875
28,384	Vanguard Total World Stock ETF	2,422,291
		9,055,357
	INTERNATIONAL — 11.0%
37,303	Cambria Foreign Shareholder Yield ETF	867,668
105,607	Schwab Fundamental International Large Co. Index ETF	2,989,734
125,645	Schwab International Small-Cap Equity ETF	3,923,893
141,513	SPDR Portfolio Developed World ex-US ETF	4,081,235
26,806	Vanguard FTSE All World ex-US Small-Cap ETF	2,766,647
167,268	Vanguard FTSE Developed Markets ETF	6,824,535
138,775	WisdomTree Global ex-US Quality Dividend Growth Fund	4,397,780
		25,851,492
	LARGE-CAP — 18.4%
7,602	Invesco QQQ Trust Series 1	2,130,689
23,029	Invesco Russell 1000 Equal Weight ETF	903,888
95,933	Invesco S&P 500 GARP ETF	7,636,267
35,740	Schwab Fundamental U.S. Large Co. Index ETF	1,819,166
162,124	Schwab U.S. Dividend Equity ETF	11,612,942
106,809	Schwab U.S. Large-Cap Growth ETF	6,193,854
58,924	SPDR Russell 1000 Yield Focus ETF	5,251,307
58,890	Vanguard Value ETF	7,766,413
		43,314,526
	MID-CAP — 5.1%
3,097	Invesco S&P MidCap Momentum ET	220,321
126,173	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	10,183,423
9,546	Vanguard Mid-Cap Growth ETF	1,674,177
		12,077,921

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 4.2%
229,435	abrdn Silver ETF Trust*	$4,467,099
157,731	iShares Gold Trust*	5,411,751
		9,878,850
	SMALL-CAP — 2.6%
19,428	Dimensional U.S. Small Cap ETF	932,544
63,398	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,372,353
19,136	Vanguard Small-Cap Value ETF	2,866,956
		6,171,853
	THEMATIC — 0.9%
91,617	Global X U.S. Infrastructure Development ETF	2,086,119
	Total Exchange-Traded Funds
	(Cost $155,020,378)	138,145,275
	EXCHANGE-TRADED NOTES — 1.7%
	INDUSTRIAL METALS — 1.7%
214,991	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,978,838
	Total Exchange-Traded Notes
	(Cost $5,028,733)	3,978,838
	MUTUAL FUNDS — 37.3%
	AGGREGATE BOND — 3.4%
166,722	Allspring Core Plus Bond Fund - Class R6	1,935,637
107,118	Bond Fund of America - Class F-3	1,270,418
498,990	Lord Abbett Income Fund - Class F	1,242,486
100,050	Vanguard Core Bond Fund, Admiral Shares	1,874,931
132,914	Virtus Core Plus Bond - Class R61	1,798,322
		8,121,794
	AGGREGATE BOND INTERMEDIATE — 0.9%
219,514	TIAA-CREF Core Plus Bond Fund - Class Institutional	2,048,063
	BANK LOANS — 4.7%
499,859	Credit Suisse Floating Rate High Income Fund - Class I	3,089,132
480,398	Fidelity Advisor Floating Rate High Income Fund	4,261,128
408,258	T Rowe Price Institutional Floating Rate Fund - Institutional Class	3,706,985
		11,057,245
	BLEND LARGE CAP — 5.6%
213,540	DFA U.S. Large Co. Portfolio - Class Institutional	5,750,636
20,008	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	584,439
117,848	Schwab S&P 500 Index Fund - Class Select	6,879,972
		13,215,047
	EMERGING MARKET STOCK — 3.2%
66,566	Fidelity Emerging Markets Index Fund - Class Institutional Premium	667,655

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK (Continued)
105,082	New World Fund, Inc. - Class F-3	$6,909,111
		7,576,766
	EMERGING MARKETS BOND — 0.5%
55,881	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,185,244
	FOREIGN AGGREGATE BOND — 1.1%
254,105	Dodge & Cox Global Bond Fund - Class I	2,571,539
	FOREIGN BLEND — 0.6%
66,229	Rainier International Discovery Series - Class Z	1,424,589
	FOREIGN GROWTH — 0.0%
—[2]	WCM International Small Cap Growth Fund - Class Institutional	—[3]
	FOREIGN VALUE — 1.8%
253,463	DFA International Value Portfolio - Class Institutional	4,293,656
	GROWTH BROAD MARKET — 1.4%
67,622	New Perspective Fund - Class R-6	3,278,997
	GROWTH LARGE CAP — 2.9%
162,641	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	6,764,220
	GROWTH SMALL CAP — 1.2%
9,551	Hood River Small-Cap Growth Fund - Class Retirement	432,482
25,889	Vanguard Explorer Fund, Admiral Shares	2,275,149
		2,707,631
	HIGH YIELD BOND — 2.1%
147,394	AB High Yield Portfolio - Class Advisor	1,220,424
412,686	American High-Income Trust - Class F-3	3,714,170
		4,934,594
	INFLATION PROTECTED — 3.2%
59,953	Allspring Real Return Fund - Class R6	601,324
594,350	Lord Abbett Inflation Focused Fund - Class F	7,019,272
		7,620,596
	VALUE LARGE CAP — 3.4%
108,376	Vanguard Windsor Fund, Admiral Shares	7,981,865

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.3%
119,096	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,111,983
	Total Mutual Funds
	(Cost $97,104,759)	87,893,829
	MONEY MARKET FUNDS — 2.3%
3,041,307	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[4]	3,041,307
2,418,491	Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%[4]	2,418,491
	Money Market Funds
	(Cost $5,459,798)	5,459,798
	TOTAL INVESTMENTS — 100.0%
	(Cost $262,613,668)	235,477,740
	Other Assets in Excess of Liabilities — 0.0%	64,630
	TOTAL NET ASSETS — 100.0%	$235,542,370

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of June 30, 2022.